PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Total operating expenses	¥ (609,024,771)	$ (95,569,276)	¥ (410,955,554)	¥ (329,675,423)
Interest income	5,375,969	843,607	8,787,309	16,898,785
Income before income taxes	272,857,017	42,817,221	189,738,722	198,299,112
Income tax expense	47,036,608	7,381,070	21,086,256	8,214,341
Net income	225,820,409	$ 35,436,151	168,652,466	190,084,771
Parent Company | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Total operating expenses	(11,441,931)		(7,308,201)	(3,810,862)
Share of income from subsidiaries, consolidated VIE and VIE's subsidiaries	235,264,719		47,710,647	174,142,290
Interest income	1,997,621		5,951,405	10,444,623
Income before income taxes	225,820,409		46,353,851	180,776,051
Net income	¥ 225,820,409		¥ 46,353,851	¥ 180,776,051